Stockholders' Equity - Contingent Consideration Common Shares (Details) - $ / shares		3 Months Ended	12 Months Ended
	Jul. 09, 2021	Mar. 31, 2022	Dec. 31, 2021
First Share Price Trigger
Business Acquisition Contingent Consideration [Line Items]
Minimum weighted average trading price to issue earnout shares	$ 12.50	$ 12.50	$ 12.50
Considered trading days for share price trigger	20 days	20 days	20 days
Considered trading period for share price trigger		30 days	30 days
Second Share Price Trigger
Business Acquisition Contingent Consideration [Line Items]
Minimum weighted average trading price to issue earnout shares		$ 15.00	$ 15.00
Considered trading days for share price trigger		20 days	20 days
Considered trading period for share price trigger		30 days	30 days
CMG | Maximum
Business Acquisition Contingent Consideration [Line Items]
Earnout shares payable		3,500,000	3,500,000
CMG | First Share Price Trigger
Business Acquisition Contingent Consideration [Line Items]
Earnout shares payable	1,750,000	1,750,000	1,750,000
Earnout shares issued and paid	1,750,000
CMG | Second Share Price Trigger
Business Acquisition Contingent Consideration [Line Items]
Earnout shares payable		1,750,000	1,750,000
IMC | Maximum
Business Acquisition Contingent Consideration [Line Items]
Earnout shares payable		2,900,000	2,900,000
IMC | First Share Price Trigger
Business Acquisition Contingent Consideration [Line Items]
Earnout shares payable	1,450,000	1,450,000	1,450,000
Earnout shares issued and paid	1,450,000
IMC | Second Share Price Trigger
Business Acquisition Contingent Consideration [Line Items]
Earnout shares payable		1,450,000	1,450,000